UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund II, Inc. - Intermediate Duration Institutional Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 27.5%
Mexico - 1.6%
Mexican Bonos
Series M
8.00%, 6/11/20	MXN	226,335	$17,979,397

United States - 25.9%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	16,431	21,501,508
4.625%, 2/15/40		29,838	40,244,407
5.375%, 2/15/31		6,300	8,979,466
U.S. Treasury Notes
0.875%, 11/30/16		4,655	4,669,184
1.00%, 8/31/16		126,535	127,919,040
1.50%, 6/30/16		9,940	10,279,361
2.00%, 11/15/21		3,645	3,686,575
2.625%, 11/15/20		72,353	77,892,921

			295,172,462

Total Governments - Treasuries (cost $292,409,709)			313,151,859

MORTGAGE PASS-THROUGH’S - 23.5%
Agency Fixed Rate 30-Year - 19.3%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39-12/01/39		23,531	24,951,333
5.50%, 4/01/38		10,390	11,252,091
Series 2005
5.50%, 1/01/35		38	41,438
Series 2007
5.50%, 7/01/35		1,706	1,853,367
Federal National Mortgage Association
3.50%, 12/01/41		16,788	17,285,257
4.00%, TBA		37,935	39,843,605
4.00%, 1/01/41		4,575	4,805,199
5.50%, 6/01/38		13,851	15,060,166
6.00%, 11/01/37-4/01/40		20,554	22,592,866
Series 2003
5.00%, 11/01/33		3,438	3,712,503
5.50%, 4/01/33-7/01/33		5,853	6,376,181
Series 2004
5.50%, 4/01/34-11/01/34		5,212	5,677,036
6.00%, 9/01/34		476	527,745
Series 2005
4.50%, 6/01/35-9/01/35		6,962	7,408,773
5.50%, 2/01/35		5,563	6,059,467
6.00%, 4/01/35		2,795	3,100,214
Series 2006
5.00%, 2/01/36		9,889	10,676,838
5.50%, 4/01/36		1,442	1,570,385
6.00%, 11/01/36		19	20,986
Series 2007
4.50%, 9/01/35		4,666	4,968,063
5.00%, 11/01/35-7/01/36		114	122,611
5.50%, 5/01/36-8/01/37		507	552,200
Series 2008
5.50%, 12/01/35-5/01/38		9,734	10,596,082
6.00%, 3/01/37-5/01/38		14,279	15,723,809

		Principal Amount (000)	U.S. $ Value
Series 2010
6.00%, 4/01/40	U.S.$	3,731	$4,101,491

			218,879,706

Agency Fixed Rate 15-Year - 2.2%
Federal National Mortgage Association
4.50%, TBA		7,740	8,250,356
4.50%, 12/01/13-7/01/26		15,677	16,701,307
Series 2008
4.50%, 5/01/23		37	39,594

			24,991,257

Agency ARMs - 2.0%
Federal Home Loan Mortgage Corp.
2.453%, 4/01/35(a)		2,284	2,388,891
5.148%, 11/01/35(a)		5,383	5,686,959
Series 2005
2.62%, 5/01/35(a)		1,152	1,226,002
Series 2008
3.676%, 11/01/37(b)		628	656,600
Federal National Mortgage Association
3.987%, 10/01/37(b)		2,579	2,742,535
4.758%, 10/01/39(b)		2,207	2,322,120
4.995%, 8/01/38(a)		2,533	2,687,127
Series 2003
2.685%, 12/01/33(b)		979	1,038,938
Series 2006
2.075%, 3/01/36(b)		746	783,346
2.261%, 2/01/36(b)		988	1,052,367
Series 2007
2.441%, 3/01/34(b)		853	891,085
5.72%, 3/01/37(b)		8	8,220
5.954%, 2/01/37(a)		6	5,876
Series 2009
2.50%, 5/01/38(a)		1,180	1,256,533

			22,746,599

Total Mortgage Pass-Through’s (cost $258,185,652)			266,617,562

CORPORATES - INVESTMENT GRADES - 19.1%
Industrial - 8.1%
Basic - 0.9%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		1,515	1,482,806
ArcelorMittal
6.125%, 6/01/18		1,268	1,252,229
ArcelorMittal USA LLC
6.50%, 4/15/14		1,010	1,067,805
Dow Chemical Co. (The)
7.375%, 11/01/29		165	209,404
7.60%, 5/15/14		1,297	1,466,671
8.55%, 5/15/19		665	870,038

		Principal Amount (000)	U.S. $ Value
International Paper Co.
7.95%, 6/15/18	U.S.$	1,395	$1,698,034
Packaging Corp. of America
5.75%, 8/01/13		830	874,676
PPG Industries, Inc.
5.75%, 3/15/13		1,008	1,062,446

			9,984,109

Capital Goods - 0.4%
General Electric Co.
5.25%, 12/06/17		230	263,985
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19(c)		231	238,038
Owens Corning
6.50%, 12/01/16		1,652	1,802,963
Republic Services, Inc.
5.25%, 11/15/21		898	1,018,232
5.50%, 9/15/19		1,288	1,486,446
United Technologies Corp.
8.75%, 3/01/21		160	229,637

			5,039,301

Communications - Media - 1.8%
CBS Corp.
5.625%, 8/15/12		19	19,503
5.75%, 4/15/20		1,430	1,604,999
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,115	1,588,761
Comcast Corp.
5.15%, 3/01/20		2,060	2,342,698
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21		650	675,837
4.75%, 10/01/14		940	1,015,355
News America, Inc.
6.55%, 3/15/33		755	822,129
9.25%, 2/01/13		1,285	1,384,117
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		2,223	2,774,493
TCI Communications, Inc.
7.875%, 2/15/26		110	145,686
Time Warner Cable, Inc.
7.50%, 4/01/14		1,095	1,226,022
Time Warner Entertainment Co. LP
8.375%, 3/15/23		2,390	3,112,741
Virgin Media Secured Finance PLC
5.25%, 1/15/21		915	969,423
WPP Finance UK
8.00%, 9/15/14		2,145	2,389,335

			20,071,099

Communications - Telecommunications - 0.9%
American Tower Corp.
5.05%, 9/01/20		2,130	2,133,853
AT&T Corp.
8.00%, 11/15/31		335	473,207
AT&T, Inc.
4.45%, 5/15/21		1,244	1,366,489

		Principal Amount (000)	U.S. $ Value
BellSouth Telecommunications, Inc.
7.00%, 10/01/25	U.S.$	135	$167,358
New Cingular Wireless, Services Inc.
8.75%, 3/01/31		5	7,347
Pacific Bell Telephone Co.
6.625%, 10/15/34		135	142,547
Telecom Italia Capital SA
6.175%, 6/18/14		2,060	1,981,442
6.375%, 11/15/33		285	215,844
7.175%, 6/18/19		910	852,768
United States Cellular Corp.
6.70%, 12/15/33		2,820	2,831,475
Verizon Communications, Inc.
5.55%, 2/15/16		135	154,477

			10,326,807

Consumer Cyclical - Automotive - 0.2%
Harley-Davidson Funding Corp.
5.75%, 12/15/14(c)		1,798	1,941,085

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
4.70%, 1/15/21		1,075	1,157,474
7.625%, 4/15/31		115	148,451
Turner Broadcasting System, Inc.
8.375%, 7/01/13		2,109	2,323,709
Viacom, Inc.
5.625%, 9/15/19		2,160	2,424,950

			6,054,584

Consumer Cyclical - Other - 0.2%
Marriott International, Inc./DE Series J
5.625%, 2/15/13		2,371	2,471,834

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19		1,065	1,298,137

Consumer Non-Cyclical - 0.9%
Ahold Finance USA LLC
6.875%, 5/01/29		2,260	2,928,454
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,081	1,131,447
5.875%, 5/15/13		1,700	1,769,385
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13(c)		2,305	2,456,256
Delhaize Group SA
5.875%, 2/01/14		570	618,662
Johnson & Johnson
6.95%, 9/01/29		135	190,545
PepsiCo, Inc./NC
5.00%, 6/01/18		180	209,115
Tyson Foods, Inc.
6.85%, 4/01/16		15	16,463
Whirlpool Corp.
8.60%, 5/01/14		260	290,193

			9,610,520

		Principal Amount (000)	U.S. $ Value
Energy - 0.8%
Anadarko Petroleum Corp.
5.95%, 9/15/16	U.S.$	493	$558,840
6.45%, 9/15/36		714	814,032
ConocoPhillips Holding Co.
6.95%, 4/15/29		5	6,816
Marathon Petroleum Corp.
3.50%, 3/01/16		369	375,602
5.125%, 3/01/21		627	655,009
Nabors Industries, Inc.
9.25%, 1/15/19		1,877	2,361,069
Noble Energy, Inc.
8.25%, 3/01/19		2,218	2,884,272
Noble Holding International Ltd.
4.90%, 8/01/20		187	198,093
Weatherford International Ltd./Bermuda
6.00%, 3/15/18		164	182,472
9.625%, 3/01/19		1,065	1,377,356

			9,413,561

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20(c)		2,452	2,108,720

Technology - 0.5%
Agilent Technologies, Inc.
5.00%, 7/15/20		382	427,736
Computer Sciences Corp.
5.50%, 3/15/13		1,366	1,359,170
Hewlett-Packard Co.
4.65%, 12/09/21		1,293	1,364,218
Motorola Solutions, Inc.
7.50%, 5/15/25		235	277,254
Xerox Corp.
8.25%, 5/15/14		1,845	2,081,863

			5,510,241

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14		1,220	1,302,008
5.75%, 12/15/16		810	898,533

			2,200,541

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18		405	459,592

Transportation - Services - 0.5%
Asciano Finance Ltd.
3.125%, 9/23/15(c)		2,550	2,465,960
Con-way, Inc.
6.70%, 5/01/34		1,700	1,677,715
Ryder System, Inc.
5.85%, 11/01/16		680	781,643

		Principal Amount (000)	U.S. $ Value
7.20%, 9/01/15	U.S.$	662	$782,368

			5,707,686

			92,197,817

Financial Institutions - 8.0%
Banking - 4.4%
Bank of America Corp.
7.625%, 6/01/19		1,425	1,473,759
Series L
5.65%, 5/01/18		2,335	2,224,678
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15		55	59,146
5.55%, 1/22/17		2,435	2,574,277
5.70%, 11/15/14		2,845	3,094,023
Citigroup, Inc.
4.75%, 5/19/15		1,020	1,033,014
5.30%, 1/07/16		20	20,738
5.50%, 4/11/13		1,170	1,194,480
6.50%, 8/19/13		95	98,892
8.50%, 5/22/19		2,640	3,107,507
Compass Bank
5.50%, 4/01/20		3,094	2,991,712
Countrywide Financial Corp.
6.25%, 5/15/16		1,040	979,819
Goldman Sachs Group, Inc. (The)
3.625%, 8/01/12		230	231,386
4.75%, 7/15/13		115	116,521
5.125%, 1/15/15		60	61,327
5.25%, 7/27/21		646	630,199
5.35%, 1/15/16		230	235,784
6.00%, 6/15/20		2,310	2,366,276
7.50%, 2/15/19		1,850	2,043,157
JP Morgan Chase Capital XVIII
Series R
6.95%, 8/17/36		180	180,675
JPMorgan Chase & Co.
0.579%, 11/01/12(a)		90	90,038
3.70%, 1/20/15		230	238,465
Macquarie Group Ltd.
4.875%, 8/10/17(c)		2,650	2,499,226
Merrill Lynch & Co., Inc.
6.05%, 5/16/16		879	828,509
6.11%, 1/29/37		125	96,367
Morgan Stanley
5.30%, 3/01/13		145	146,775
5.50%, 7/24/20		2,185	1,986,668
6.625%, 4/01/18		1,930	1,905,765
National Capital Trust II
5.486%, 3/23/15(c)		645	586,867
Nationwide Building Society
6.25%, 2/25/20(c)		2,605	2,584,632
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21		2,080	2,051,980
Santander US Debt SAU
2.991%, 10/07/13(c)		2,555	2,442,613

		Principal Amount (000)	U.S. $ Value
Shinhan Bank
4.125%, 10/04/16(c)	U.S.$	2,045	$2,058,998
Societe Generale SA
2.50%, 1/15/14(c)		1,235	1,143,610
SouthTrust Corp.
5.80%, 6/15/14		15	15,987
UFJ Finance Aruba AEC
6.75%, 7/15/13		520	555,650
Unicredit Luxembourg Finance SA
6.00%, 10/31/17(c)		1,185	891,778
Union Bank NA
5.95%, 5/11/16		2,775	3,003,102
Wachovia Bank NA
5.60%, 3/15/16		150	160,627
Wachovia Corp.
5.50%, 5/01/13		2,520	2,658,849

			50,663,876

Finance - 0.7%
General Electric Capital Corp.
4.80%, 5/01/13		5,175	5,417,614
5.375%, 10/20/16		180	201,181
5.625%, 5/01/18		105	117,600
Series A
6.90%, 9/15/15		180	203,319
HSBC Finance Corp.
6.676%, 1/15/21		101	104,474
SLM Corp. Series A
5.375%, 1/15/13-5/15/14		1,790	1,795,222

			7,839,410

Insurance - 2.3%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		735	829,495
Allstate Corp. (The)
6.125%, 5/15/37		2,148	1,951,995
American International Group, Inc.
6.40%, 12/15/20		1,180	1,190,891
Coventry Health Care, Inc.
5.95%, 3/15/17		525	589,372
6.125%, 1/15/15		200	218,959
6.30%, 8/15/14		1,610	1,751,785
Genworth Financial, Inc.
6.515%, 5/22/18		2,035	1,867,615
Guardian Life Insurance Co. of America
7.375%, 9/30/39(c)		1,145	1,457,496
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		495	497,397
5.50%, 3/30/20		1,314	1,333,609
6.10%, 10/01/41		110	102,942
Humana, Inc.
6.30%, 8/01/18		215	240,396
6.45%, 6/01/16		240	265,704
7.20%, 6/15/18		560	653,220
Lincoln National Corp.
8.75%, 7/01/19		653	794,282

		Principal Amount (000)	U.S. $ Value
Markel Corp.
7.125%, 9/30/19	U.S.$	1,221	$1,417,740
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39(c)		1,265	1,850,389
Metlife Capital Trust IV
7.875%, 12/15/37(c)		970	1,006,375
MetLife, Inc.
4.75%, 2/08/21		350	378,628
5.00%, 6/15/15		90	98,045
7.717%, 2/15/19		442	554,244
Nationwide Mutual Insurance Co.
9.375%, 8/15/39(c)		2,095	2,531,711
Principal Financial Group, Inc.
7.875%, 5/15/14		1,630	1,817,382
QBE Capital Funding III Ltd.
7.25%, 5/24/41(c)		1,205	1,059,315
XL Group PLC
5.25%, 9/15/14		1,540	1,628,573
6.25%, 5/15/27		125	126,667

			26,214,227

Other Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20(c)		945	923,661
ORIX Corp.
4.71%, 4/27/15		2,004	2,070,401

			2,994,062

REITS - 0.3%
ERP Operating LP
5.25%, 9/15/14		130	138,346
HCP, Inc.
5.375%, 2/01/21		1,706	1,788,545
Healthcare Realty Trust, Inc.
5.125%, 4/01/14		1,484	1,522,184

			3,449,075

			91,160,650

Utility - 2.2%
Electric - 1.3%
Alabama Power Co.
Series 07A
5.55%, 2/01/17		135	155,985
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19(c)		1,200	1,283,400
Ameren Corp.
8.875%, 5/15/14		1,320	1,479,147
Constellation Energy Group, Inc.
5.15%, 12/01/20		2,020	2,188,953
Enersis SA
7.375%, 1/15/14		70	76,494
FirstEnergy Corp.
Series C
7.375%, 11/15/31		1,573	1,934,439
Nisource Finance Corp.
6.80%, 1/15/19		2,590	3,033,527

		Principal Amount (000)	U.S. $ Value
Pacific Gas & Electric Co.
6.05%, 3/01/34	U.S.$	5	$6,189
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13(c)		1,075	1,140,903
TECO Finance, Inc.
4.00%, 3/15/16		545	573,185
5.15%, 3/15/20		665	738,917
Union Electric Co.
6.70%, 2/01/19		235	285,488
Wisconsin Energy Corp.
6.25%, 5/15/67		1,169	1,169,584

			14,066,211

Natural Gas - 0.9%
DCP Midstream LLC
5.35%, 3/15/20(c)		554	592,884
Energy Transfer Partners LP
6.125%, 2/15/17		125	137,241
6.625%, 10/15/36		120	126,180
6.70%, 7/01/18		705	782,145
7.50%, 7/01/38		1,660	1,895,260
EQT Corp.
8.125%, 6/01/19		1,233	1,446,271
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		1,017	1,034,427
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,485	2,493,362
Williams Partners LP
5.25%, 3/15/20		1,796	1,988,114

			10,495,884

			24,562,095

Non Corporate Sectors - 0.8%
Agencies - Not Government Guaranteed - 0.8%
Abu Dhabi National Energy Co.
4.125%, 3/13/17(c)		2,068	2,090,309
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21(c)		2,255	2,342,945
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16(c)		1,978	2,047,230
IPIC GMTN Ltd.
3.75%, 3/01/17(c)		2,815	2,804,444

			9,284,928

Total Corporates - Investment Grades (cost $204,009,260)			217,205,490

AGENCIES - 8.8%
Agency Debentures - 8.8%
Federal Farm Credit Bank
0.287%, 11/13/12(a)		2,190	2,191,953
0.315%, 9/20/12(a)		2,645	2,647,420
0.324%, 9/29/14(a)		2,340	2,341,334
Federal National Mortgage Association

		Principal Amount (000)	U.S. $ Value
0.312%, 11/23/12(a)	U.S.$	41,945	$41,990,316
0.315%, 9/17/12(a)		3,400	3,403,091
4.375%, 10/15/15		1,875	2,118,729
6.25%, 5/15/29		8,086	11,384,013
6.625%, 11/15/30		9,430	13,967,273
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		23,810	19,846,254

Total Agencies (cost $93,254,537)			99,890,383

ASSET-BACKED SECURITIES - 5.1%
Autos - Fixed Rate - 2.6%
Ally Auto Receivables Trust
Series 2011-5, Class A2
0.80%, 6/16/14		3,924	3,921,489
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A2
0.92%, 3/09/15		1,780	1,777,217
Series 2011-5, Class A2
1.19%, 8/08/15		1,360	1,358,884
CarMax Auto Owner Trust
Series 2009-2, Class A4
2.82%, 12/15/14		1,170	1,201,471
Series 2011-3, Class A3
1.07%, 6/15/16		1,391	1,391,415
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15(c)	CAD	3,731	3,661,855
Ford Credit Auto Lease Trust
Series 2011-B, Class A2
0.82%, 1/15/14	U.S.$	3,881	3,876,703
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14(c)		3,967	3,963,984
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14(c)		3,630	3,625,772
Santander Drive Auto Receivables Trust
Series 2011-4, Class A2
1.37%, 3/16/15		1,522	1,520,809
Volkswagen Auto Lease Trust
Series 2011-A, Class A2
1.00%, 2/20/14		2,917	2,917,366

			29,216,965

Credit Cards - Floating Rate - 1.2%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.448%, 4/17/17(a)		5,515	5,515,150
Citibank Omni Master Trust
Series 2009-A8, Class A8
2.378%, 5/16/16(a)(c)		4,970	4,997,051
Discover Card Master Trust
Series 2009-A1, Class A1
1.578%, 12/15/14(a)		1,195	1,201,338

		Principal Amount (000)	U.S. $ Value
Series 2009-A2, Class A
1.578%, 2/17/15(a)	U.S.$	1,065	$1,072,641
Series 2010-A1, Class A1
0.928%, 9/15/15(a)		1,213	1,219,926

			14,006,106

Home Equity Loans - Floating Rate - 0.7%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
0.564%, 5/25/37(a)(d)		65	1,991
Countrywide Asset-Backed Certificates
Series 2002-4, Class A1
1.034%, 2/25/33(a)(d)		2	1,371
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.545%, 1/20/35(a)		496	439,875
Series 2006-1, Class M1
0.565%, 1/20/36(a)		65	57,095
Series 2007-1, Class M1
0.665%, 3/20/36(a)		135	96,837
Series 2007-2, Class M1
0.595%, 7/20/36(a)		40	23,325
Series 2007-2, Class M2
0.655%, 7/20/36(a)		225	116,065
HSI Asset Securitization Corp. Trust
Series 2007-WF1, Class 2A2
0.424%, 5/25/37(a)		7,213	6,551,431
Novastar Home Equity Loan
Series 2007-2, Class M1
0.594%, 9/25/37(a)(d)		25	968
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.524%, 2/25/37(a)(d)		1,167	9,397
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.594%, 4/25/34(a)		127	106,626

			7,404,981

Other ABS - Fixed Rate - 0.4%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		2,037	2,040,993
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		1,126	1,122,630
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14(c)		1,796	1,795,511

			4,959,134

		Principal Amount (000)	U.S. $ Value
Autos - Floating Rate - 0.1%
Navistar Financial Dealer Note Master Trust
Series 2011-1, Class A
1.444%, 10/25/16(a)(c)	U.S.$	1,457	$1,457,000

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.382%, 12/25/32		381	324,749
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33		357	303,111
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		115	99,063

			726,923

Total Asset-Backed Securities (cost $59,961,600)			57,771,109

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%
Non-Agency Fixed Rate CMBS - 3.7%
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A5
4.60%, 2/13/46		5,565	5,737,653
Series 2006-PW12, Class A4
5.72%, 9/11/38		1,375	1,533,759
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.364%, 4/15/40		390	417,299
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A2
5.56%, 10/15/48		5,623	5,701,776
Commercial Mortgage Pass Through Certificates
Series 2005-C6, Class A5A
5.116%, 6/10/44		1,575	1,726,784
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37		1,115	1,167,997
Series 2005-C1, Class A4
5.014%, 2/15/38		4,125	4,441,082
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.815%, 6/15/38		5,020	5,583,831
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38		100	107,077
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44		1,395	1,517,037
Series 2006-CB16, Class A4
5.552%, 5/12/45		3,730	4,094,097

		Principal Amount (000)	U.S. $ Value
Series 2007-LDPX, Class A3
5.42%, 1/15/49	U.S.$	5,015	$5,421,471
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32		175	179,960
Series 2004-C4, Class A4
5.32%, 6/15/29		80	85,731
Series 2006-C1, Class A4
5.156%, 2/15/31		200	220,646
Series 2006-C3, Class A4
5.661%, 3/15/39		855	939,839
Series 2006-C4, Class A4
5.87%, 6/15/38		285	319,634
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.906%, 6/12/46		2,095	2,338,374
Series 2006-3, Class A4
5.414%, 7/12/46		25	27,523
Series 2007-9, Class A4
5.70%, 9/12/49		270	287,368

			41,848,938

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.669%, 3/06/20(a)(c)		1,075	1,041,369

Total Commercial Mortgage-Backed Securities (cost $39,340,485)			42,890,307

INFLATION-LINKED SECURITIES - 3.0%
United States - 3.0%
U.S. Treasury Inflation Index 1.875%, 7/15/13 (TIPS) (cost $34,047,522)		32,634	34,125,821

QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21(c)		2,009	2,044,157

Kazakhstan - 0.1%
KazMunayGas National Co.
7.00%, 5/05/20(c)		1,426	1,507,995

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19(c)		2,675	2,999,729

Russia - 0.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/18(c)		2,289	2,437,785

		Principal Amount (000)	U.S. $ Value
South Korea - 0.0%
Korea National Oil Corp.
4.00%, 10/27/16(c)	U.S.$	546	$560,707

Total Quasi-Sovereigns (cost $8,888,981)			9,550,373

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Non-Agency Fixed Rate - 0.3%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
4.959%, 5/25/35		1,315	1,127,678
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.154%, 6/25/46		3,470	1,296,590
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.408%, 5/25/36		1,213	516,250
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.665%, 7/25/36		424	219,521
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36		185	178,171
Series 2005-A9, Class 2A1A
2.518%, 12/25/35		1	723
Residential Funding Mortgage Securities I
Series 2005-SA3, Class 3A
5.244%, 8/25/35		45	34,085

			3,373,018

Non-Agency Floating Rate - 0.1%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.208%, 12/25/35(a)		581	342,157
Series 2006-OA14, Class 3A1
1.058%, 11/25/46(a)		2,162	887,819
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.485%, 7/20/36(a)		35	27,627
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class B2
0.924%, 10/25/45(a)(d)		54	3,657
Series 2007-OA1, Class A1A
0.908%, 2/25/47(a)		68	34,541

			1,295,801

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.85%, 5/28/35		323	227,779

Non-Agency ARMs - 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.69%, 3/25/36(a)		113	69,206

		Principal Amount (000)	U.S. $ Value
Total Collateralized Mortgage Obligations (cost $9,756,414)			$4,965,804

CORPORATES - NON-INVESTMENT GRADES - 0.4%
Financial Institutions - 0.4%
Banking - 0.2%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	570	494,274
BankAmerica Capital II
Series 2
8.00%, 12/15/26	U.S.$	1,230	1,107,000
LBG Capital No.1 PLC
8.00%, 6/15/20(c)		1,185	855,570
Royal Bank of Scotland Group PLC
5.00%, 10/01/14		85	70,164

			2,527,008

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14(e)		1,108	292,235
7.875%, 11/01/09(e)		2,323	595,269
Series G
4.80%, 3/13/14(e)		698	178,862

			1,066,366

Insurance - 0.1%
XL Group PLC
Series E
6.50%, 4/15/17		1,320	1,032,900

			4,626,274

Industrial - 0.0%
Basic - 0.0%
Weyerhaeuser Co.
7.375%, 3/15/32		105	110,212

Total Corporates - Non-Investment Grades (cost $7,045,351)			4,736,486

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Qatar - 0.2%
Qatar Government International Bond
4.50%, 1/20/22(c)		2,532	2,607,960

Russia - 0.2%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30(c)		1,435	1,665,848

Total Governments - Sovereign Bonds (cost $4,028,777)			4,273,808

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO 7.625%, 3/01/40 (cost $2,456,205)		2,410	2,965,143

		Principal Amount (000)	U.S. $ Value
BANK LOANS - 0.1%
Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
4.81%, 5/01/14(a)	U.S.$	800	$718,400

Industrial - 0.0%
Energy - 0.0%
GBGH, LLC (US Energy)
6.00%, 6/09/13(a)(d)(f)		278	20,815
14.00%, 6/09/14(a)(d)(f)(g)		118	0

			20,815

Technology - 0.0%
IPC Systems, Inc.
5.55%-5.83%, 6/01/15(a)		750	621,877

			642,692

Total Bank Loans (cost $1,768,909)			1,361,092

		Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII 8.50% (cost $925,000)		37,000	931,938

		Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.0%
Germany - 0.0%
Landwirtschaftliche Rentenbank 5.125%, 2/01/17 (cost $5,377)	U.S.$	5	5,837

		Shares
WARRANTS - 0.0%
GBGH, LLC, expiring 6/09/19(d)(f)(h) (cost $0)		556	0

SHORT-TERM INVESTMENTS - 10.7%
Investment Companies - 6.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09%(i)		71,212,660	71,212,660

		Principal Amount (000)	U.S. $ Value
Governments - Treasuries - 4.4%
Japan Treasury Discount Bill
Series 238
0.01%, 2/27/12	JPY	3,870,000	$50,271,762

Total Short-Term Investments (cost $121,487,638)			121,484,422

Total Investments - 104.0% (cost $1,137,571,417)(j)			1,181,927,434
Other assets less liabilities - (4.0)%(k)			(45,568,850)

Net Assets - 100.0%			$1,136,358,584

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	94	March 2012	$20,716,533	$20,731,406	$(14,873)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
UBS AG:
Mexican Nuevo Peso settling 1/20/12	9,154	$653,894	$655,140	$1,246
Sale Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 2/27/12	3,870,000	50,430,681	50,324,067	106,614
Citibank N.A.:
Euro settling 1/19/12	798	1,038,191	1,033,167	5,024
HSBC Bank USA:
Canadian Dollar settling 1/05/12	4,086	3,955,365	4,010,278	(54,913)
Mexican Nuevo Peso settling 1/20/12	263,410	18,956,329	18,851,889	104,440

				$162,411

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at December 31, 2011	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley Capital Services Inc.:
CDX-NAHYS17V1-5Y, 12/20/2016*	(5.00)%	6.86%		$20,766	$1,389,951	$1,890,503	$(500,552)
CDX-NAIGS17V1-5Y, 12/20/16*	(1.00)	1.20		17,660	157,716	327,158	(169,442)
ITRAXX-FINSENS16V1-5Y 12/20/16*	(1.00)	2.75	EUR	7,420	727,939	864,699	(136,760)

							$(806,754)

*	Termination date

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2011.
(b)	Variable rate coupon, rate shown as of December 31, 2011.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate market value of these securities amounted to $77,771,138 or 6.8% of net assets.
(d)	Illiquid security.
(e)	Security is in default and is non-income producing.
(f)	Fair valued.
(g)	Pay-In-Kind Payments (PIK).
(h)	Non-income producing security.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,503,637 and gross unrealized depreciation of investments was $(14,147,620), resulting in net unrealized appreciation of $44,356,017.
(k)	An amount of U.S. $47,000 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2011.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
MXN	-	Mexican Peso

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc. - Intermediate Duration Institutional Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$313,151,859		$	– 0	–	$313,151,859
Mortgage Pass-Through’s		– 0	–	266,617,562			– 0	–	266,617,562
Corporates - Investment Grades		– 0	–	217,205,490			– 0	–	217,205,490
Agencies		– 0	–	99,890,383			– 0	–	99,890,383
Asset-Backed Securities		– 0	–	44,680,071			13,091,038		57,771,109
Commercial Mortgage-Backed Securities		– 0	–	41,561,570			1,328,737		42,890,307
Inflation-Linked Securities		– 0	–	34,125,821			– 0	–	34,125,821
Quasi-Sovereigns		– 0	–	9,550,373			– 0	–	9,550,373
Collateralized Mortgage Obligations		– 0	–	227,779			4,738,025		4,965,804
Corporates - Non-Investment Grades		– 0	–	4,736,486			– 0	–	4,736,486
Governments - Sovereign Bonds		– 0	–	4,273,808			– 0	–	4,273,808
Local Governments - Municipal Bonds		– 0	–	2,965,143			– 0	–	2,965,143
Bank Loans		– 0	–	– 0	–		1,361,092		1,361,092
Preferred Stocks		931,938		– 0	–		– 0	–	931,938
Governments - Sovereign Agencies		– 0	–	5,837			– 0	–	5,837
Warrants		– 0	–	– 0	–		– 0	–^	– 0	–
Short-Term Investments:
Investment Companies		71,212,660		– 0	–		– 0	–	71,212,660
Governments - Treasuries		– 0	–	50,271,762			– 0	–	50,271,762

Total Investments in Securities		72,144,598		1,089,263,944			20,518,892		1,181,927,434
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts		– 0	–	217,324			– 0	–	217,324
Liabilities:
Futures Contracts		(14,873)		– 0	–		– 0	–	(14,873)
Forward Currency Exchange Contracts		– 0	–	(54,913)			– 0	–	(54,913)
Credit Default Swap Contracts		– 0	–	(806,754)			– 0	–	(806,754)

Total		$72,129,725		$1,088,619,601			$20,518,892		$1,181,268,218

^	The Portfolio held a security with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities			Collateralized Mortgage Obligations
Balance as of 9/30/11	$12,421,517			$1,420,541		$5,337,144
Accrued discounts/(premiums)	2,523			46		2,560
Realized gain (loss)	(650,065)			(4,048)		(291,958)
Change in unrealized appreciation/depreciation	833,205			13,150		153,298
Purchases	2,013,401			– 0	–	– 0	–
Sales	(1,529,543)			(100,952)		(463,019)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 12/31/11	$13,091,038			$1,328,737		$4,738,025

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11	$303,499			$13,150		$153,295

	Bank Loans		Warrants*			Total
Balance as of 9/30/11	$2,714,635		$	– 0	–	$21,893,837
Accrued discounts/(premiums)	20,176			– 0	–	25,305
Realized gain (loss)	(141,778)			– 0	–	(1,087,849)
Change in unrealized appreciation/depreciation	204,539			– 0	–	1,204,192
Purchases	1,759,126			– 0	–	3,772,527
Sales	(3,195,606)			– 0	–	(5,289,120)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 12/31/11	$1,361,092		$	– 0	–	$20,518,892

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11	$(382,328)		$	– 0	–	$87,616

*	The Portfolio held a security with zero market value at period end.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	February 23, 2012